Description of Business and Basis of Presentation - Additional Information (Detail)		1 Months Ended		12 Months Ended
	Feb. 26, 2021 USD ($) $ / shares shares	Aug. 31, 2020 USD ($)	Jul. 31, 2020 USD ($) shares	Jan. 31, 2021 USD ($)	Jan. 31, 2020 USD ($)	Jan. 31, 2019 USD ($)	Jul. 31, 2021 USD ($)	Jan. 31, 2018 USD ($)
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Accumulated deficit				$ 679,414,000	$ 482,390,000		$ 682,063,000
Cash equivalents and restricted cash			$ 189,537,000	145,891,000	73,153,000	$ 205,698,000	$ 618,489,000	$ 88,844,000
Stockholders equity exchange ratio	0.9966
Redeemable Cash proceeds			127,000,000.0
Net of issuance costs		$ 200,000	$ 200,000	$ 200,000	$ 100,000	$ 8,400,000
Issuance of redeemable convertible preferred stock | shares			22,400,000
Common stock warrants | shares			22,400,000
Cash proceeds received from merger	$ 484,100,000
Merger Agreement [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Business Combination share price | $ / shares	$ 10.00
PIPE Financing [Member] | Subsequent Event [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Shares issued in PIPE | shares	22,500,000
Aggregate purchase price	$ 225,000,000